Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Fees	Comm. Social Resp.	Total Payments
Total	$ 50,862	$ 2,640	$ 3,411	$ 60,031
PAMC PA/Coal/Underground Mining [Member]
Total	12,118	2,605	$ 167	14,890
IMC WV/Coal/Underground Mining [Member]
Total	$ 184	$ 202		$ 272